Other operating items - Other Operating Income (Details) - USD ($) $ in Millions		3 Months Ended	6 Months Ended		12 Months Ended
		Jan. 31, 2019	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019	Dec. 31, 2017
Other Operating Income (Loss) [Abstract]
Loss of hire insurance settlement			$ 0	$ 0	$ 10	$ 0
Receipt of overdue receivable		$ 47	21	0	26	0
Contingent consideration (c)			0	7	0	27
Settlement with shipyard			0	0	3	0
Total other operating income	[1]		$ 21	$ 7	$ 39	$ 27

[1]	Includes transactions with related parties. Refer to Note 31 "Related party transactions".